Unsecured notes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Unsecured Debt [Member]	Dec. 31, 2010 Unsecured Debt [Member]	Dec. 31, 2009 Unsecured Debt [Member]	Dec. 31, 2009 Unsecured Debt [Member] Series A Preferred Stock [Member]
Proceeds from Issuance of Unsecured Debt						$ 5,500,000
Debt Instrument, Maturity Date						Oct. 08, 2015
Debt Instrument, Interest Rate, Stated Percentage						5.00%
Preferred Stock, Shares Issued							15,397,204
Stockholders Equity, Reverse Stock Split					1 for 3
Debt Instrument, Frequency of Periodic Payment					6 months
Debt Instrument, Date of First Required Payment			Oct. 15, 2012		Oct. 15, 2012
Debt Instrument, Convertible, Stock Price Trigger					$ 0.85
Debt Instrument, Convertible, Threshold Trading Days					30
Debt Instrument, Convertible, If-converted Value in Excess of Principal					500,000
Interest Expense, Debt	$ 51,084	$ 18,557	$ 0	$ 434,701